Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 323,865,000		$ 18,698,000	$ 7,155,000
Accounts receivable, net of allowance for doubtful accounts of $60 as of September 30, 2021 and $185 as of December 31, 2020	8,857,000		5,913,000
Inventory, net	5,549,000		2,900,000
Prepaid expenses and other current assets	3,599,000		2,465,000
Total current assets	341,870,000		29,976,000
Property and equipment, net	3,282,000		2,169,000
Intangible assets, net	11,608,000		1,088,000
Goodwill	1,739,000		1,739,000
Other assets and deposits	193,000		154,000
Total assets	358,692,000		35,126,000
Liabilities and stockholders’ equity
Accounts payable	5,365,000		4,554,000
Accrued expenses and other current liabilities	6,282,000		2,522,000
Intangible asset contract liability	2,499,000		2,270,000
Deferred revenue	377,000		1,665,000
Simple agreements for future equity (“SAFEs”)			102,700,000
Current debt obligations	2,296,000		8,488,000
Total current liabilities	16,819,000		122,199,000
Long-term debt, net of current portion			12,345,000
Warrant liability	103,492,000
Earn-out liability	147,317,000
Intangible asset contract liability, net of current portion	9,316,000		400,000
Other long-term liabilities	2,401,000		1,674,000
Total liabilities	279,345,000		136,618,000
Stockholders’ equity
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; no shares issued or outstanding
Additional paid-in capital	271,738,000		43,155,000
Accumulated deficit	(175,056,000)		(153,264,000)
Accumulated other comprehensive loss	61,000		(209,000)
indie’s stockholders’ equity (deficit)	96,755,000		(110,312,000)
Noncontrolling interest	(17,408,000)		8,820,000
Total stockholders’ equity (deficit)	79,347,000		(101,492,000)
Total liabilities and stockholders’ equity	358,692,000		35,126,000
Thunder Bridge Acquisition II, Ltd.[Member]
Current assets:
Cash and cash equivalents		$ 75,728	133,695	497,549
Prepaid expenses		93,063	59,330	431,294
Total current assets		168,791	193,025	928,843
Cash and marketable securities held in Trust Account		349,591,759	349,583,138	347,460,852
Total assets		349,760,550	349,776,163	348,389,695
Liabilities and stockholders’ equity
Accounts payable and accrued expenses		1,033,032	626,750	41,731
Warrant liability		57,614,968	97,181,794	23,387,415
Promissory note payable – related party		937,407	300,000
Total current liabilities		59,585,407	98,108,544	23,429,146
Deferred underwriting fee payable		12,075,000	12,075,000	12,075,000
Total liabilities		71,660,407	110,183,544	35,504,146
Ordinary shares subject to possible redemption, 34,500,000, at December 31, 2020 and 2019, respectively, at redemption value		349,591,759	349,583,138	347,460,852
Stockholders’ equity
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; no shares issued or outstanding
Additional paid-in capital
Accumulated deficit		(71,492,479)	(109,991,382)	(34,576,166)
indie’s stockholders’ equity (deficit)		(71,491,616)	(109,990,519)	(34,575,303)
Total liabilities and stockholders’ equity		349,760,550	349,776,163	348,389,695
Class A Common Stock
Stockholders’ equity
Common stock value	9,000		3,000
Class A Common Stock | Thunder Bridge Acquisition II, Ltd.[Member]
Stockholders’ equity
Common stock value
Class V Common Stock
Stockholders’ equity
Common stock value	$ 3,000		3,000
Class B Common Stock | Thunder Bridge Acquisition II, Ltd.[Member]
Stockholders’ equity
Common stock value		$ 863	$ 863	$ 863